Investment properties (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Investment properties
Revenues	$ 73,559	$ 58,680	$ 38,807
Direct operating expenses	23,879	21,452	16,529
Development expenses	(262)	(400)	(403)
Net unrealized (loss) / gain from fair value adjustment of investment property	(63,783)	5,612	(46,195)
Net realized gain from fair value adjustment of investment property	$ 12,106	$ 30,138	$ 38,255